Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

3. Summary of significant accounting policies

Because all of the disclosures required by U.S. GAAP for audited consolidated financial statements are not included herein, these unaudited interim condensed financial statements should be read in conjunction with the audited consolidated financial statements and the notes thereto for the year ended December 31, 2017, contained in the Company’s Form 20-F filed with the Securities and Exchange Commission (“SEC”). The unaudited interim condensed consolidated statements of operations, of comprehensive income, of changes in equity and of cash flows for the periods presented herein are not necessarily indicative of results expected for any future period. For a more detailed discussion of the Company’s significant accounting policies, see note 3 to the audited consolidated financial statements in the Company’s Form 20-F for the year ended December 31, 2017. As it is describe below in this note, during the six-month period ended June 30, 2018, there were no material updates made to the Company’s significant accounting policies, except for the adoption of ASC 606 as of January 1, 2018. The following is a summary of the new significant accounting policies followed by the Company in the preparation of these unaudited interim condensed consolidated financial statements.

Recently Adopted Accounting Standards

Effective January 1, 2018, the Company adopted ASC 606 – Revenue from contracts with customers related to revenue recognition (ASC 606) issued by the Financial Accounting Standards Board (FASB) in 2014. ASC 606 provides a unified model to determine when and how revenue is recognized. The core principle is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration for which the entity expects to entitled in exchange for those goods or services.

The Company adopted ASC 606 using the modified retrospective approach for all contracts reflecting the aggregate effect of modifications prior to the date of adoption. Results for reporting periods beginning after January 1, 2018 are presented under the new guidance, while prior period amounts were not adjusted and continue to be reported under the accounting standards in effect for those periods.

Upon adoption, we recognized a cumulative effect of applying the new revenue guidance as an increased in the opening balance of retained earnings of $ 42.8 million, comprised of changes in the accounting of our contract with customers mainly due to recognition of commissions and customer fees ($26.4 million) which under the previous accounting standard were deferred and “pay at destination” bookings ($10.5 million) which under the previous accounting standard were recognized on an accrual basis when the travel occurred.

The cumulative effect of the revenue accounting changes made to our consolidated balance sheet as of January 1, 2018 were as follows:

	Balance at December 31, 2017	Adjustments(1)	Balance at January 1, 2018
Current Assets
Accounts Receivables	$198,273	15,407	$213,680
Current Liabilities
Deferred Revenue	30,113	27,455	2,658
Shareholders’ Equity
Accumulated losses	(367,616)	42,862	(324,754)

(1)	Net of tax effect

Revenue recognition

The Company generates revenue as a result of the booking of travel products and services on its websites and mobile apps. The Company provides customers the ability to book travel products and services on both a stand-alone basis or as a vacation package, primarily through its merchant and agency business models.

The Company derives its revenue mainly from:

-	Commissions earned from intermediating services, including facilitating reservations of flight tickets, hotel accommodations, car rentals and other travel-related products and services;

-	Service fees charged to customers for processing air tickets, hotel accommodations, car rentals and other travel-related products and services;

-	Override commissions or incentives from suppliers and GDS providers if the Company meets certain performance conditions; and

-	Advertising revenues from the sale of advertising placements on the Company´s websites.

Revenue is recognized upon the transfer of control of our promised services in an amount that reflects the consideration we expect to be entitled to in exchange for those services, which generally occurs at the completion of the transaction on the Company’s platform at the time of booking. Concurrently, the Company will recognize a provision for cancellations and customers failing to arrive for their reservations for all refundable pre-paid sales and all pay-at-destination reserves recognized under this criteria.

For our primary transaction-based revenue sources, discussed below, we have determined net presentation (that is, the amount billed to the traveler less the amount paid to a supplier) is appropriate for the majority of our revenue transactions as the supplier is primarily responsible for providing the underlying travel services and we do not control the service provided by the supplier to the traveler. We exclude all taxes assessed by a government authority, if any, from the measurement of transaction prices that are imposed on our travel related services or collected by the Company from customers (which are therefore excluded from revenue).

The Company offers travel products and services through the following business models: the Prepay/Merchant Model, which represents approximately 80% of total revenue, Other Revenue including GDS incentives, advertising represents 15% and the Pay-at-destination/Agency Model, which represents approximately 5% of total revenue.

Prepay/Merchant Business Model

Through this model the Company’s performance obligation is to facilitate the booking of air travel, accommodation, car rentals, cruises, destination services and vacation packages. The Company generates revenue based on the difference between the total amount that the customer pays for the travel product and the net rate owed to the supplier plus estimated taxes. Despegar.com also earns revenue by charging customers a service fee for booking their travel reservation. Customers generally pay at the time of booking and the Company generally pays to the supplier at a later date, which is normally at the time the customer uses the travel reservation.

Despegar.com recognizes revenue on a net basis when the customer completes the reservation process in the Company’s platform, which is when the Company’s performance obligation is satisfied. For the refundable transaction, the Company records an allowance for collection risk on this revenue based on historical experience for cancellation. For travel products that are cancelled by the customer after a specified period of time, the Company may charge a cancellation fee or penalty similar to the amount that the supplier charges for the cancellation.

Packages and sales transactions performed by customers through affiliated agencies are recognized following the revenue recognition policy described above.

Pursuant to the terms of the Company’s merchant supplier agreements with hotels, the Company’s travel service suppliers are permitted to bill it for the underlying cost of the service during a specified period of time. In the event that the Company is not billed by the travel supplier within a 12-month period from the check-out date, the Company recognizes incremental revenue from the unbilled amounts.

Pay-at-Destination/Agency Business Model

Through this model, the Company’s performance obligation is to facilitate the booking of hotels, car rentals and other travel-related products and services to be paid at destination. Despegar.com earns a commission paid directly by suppliers. The Company generally collects these commissions after the customer uses the travel reservation. In certain circumstances, the Company may also earn revenue by charging customers with a service fee for booking their travel reservation.

The Company recognizes revenue on a net basis when the customer completes the reservation process in the Company’s platform, which is when the Company’s performance obligation is satisfied. In addition, the Company records an allowance for collection risk on this revenue based on historical experience.

Incentives

The Company may receive override commissions from air, hotel and other travel service suppliers when it meets certain performance conditions. These variable considerations are recognized on a monthly accrued basis in accordance with the achievement of thresholds determined by each supplier.

Additionally, the Company uses GDS services provided by recognized suppliers. Under GDS service agreements, the Company earns revenue in the form of an incentive payment for sales that are processed through a GDS if certain contractual volume thresholds are met. Revenue is recognized for these incentive payments on a monthly accrued basis in accordance with ratable volume thresholds.

Advertising

The Company records advertising revenue ratably over the advertising period or upon delivery of advertising material, depending on the terms of the advertising agreement.

Other Recently Adopted Accounting Standards

Effective January 1, 2018, the Company adopted the Accounting Standard Update No. 2016-18, Statement of cash flows (Topic 230): Restricted Cash (ASU 2016-18), which requires companies to include amounts generally describe as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flow. The adoption of this standard had only affected the disclosure of the Consolidated Cash Flow statement.

Recently issued accounting pronouncements not yet adopted

On February 25, 2016 the FASB issued ASU 2016-02. The amendments in this update create Topic 842, Leases, which supersedes Topic 840, Leases. The core principle of Topic 842 is that a lessee should recognize the assets and liabilities that arise from leases. Previous GAAP did not require lease assets and lease liabilities to be recognized for most leases. A lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. Topic 842 retains a distinction between finance leases and operating leases. The classification criteria for distinguishing between finance leases and operating leases are substantially similar to the classification criteria for distinguishing between capital leases and operating leases in the previous leases guidance. The result of retaining a distinction between finance leases and operating leases is that under the lessee accounting model in Topic 842, the effect of leases in the statement of comprehensive income and the statement of cash flows is largely unchanged from previous GAAP. Based on existing leases currently classified as operating leases, the Company expects to recognize on the statements of financial position right-of-use assets and lease liabilities. The amendments in this update are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is assessing the effects that the adoption of this accounting pronouncement may have on the Company’s financial statements.

On June 16, 2016 the FASB issued the ASU 2016-13 “Financial Instruments-Credit Losses (Topic 326): Measurement of credit losses on financial instruments”. This update amends guidance on reporting credit losses for assets held at amortized cost basis and available for sale debt securities. For assets held at amortized cost basis, this update eliminates the probable initial recognition threshold in current GAAP and, instead, requires an entity to reflect its current estimate of all expected credit losses. For available for sale debt securities, credit losses should be measured in a manner similar to current GAAP, however this topic will require that credit losses be presented as an allowance rather than as a write-down. The new standard is effective for fiscal years beginning after December 15, 2019. The Company is assessing the effects that the adoption of this accounting pronouncement may have on its financial statements.

On August 29, 2018, the FASB issued the ASU 2018-15 “Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract”. The update conforms the requirements for capitalizing implementation costs incurred in a cloud computing arrangement that is a service contract with the accounting guidance that provides for capitalization of costs incurred to develop or obtain internal-use-software. The new guidance is effective for annual and interim reporting periods beginning after December 15, 2019, with early adoption permitted. The Company is assessing the effects that the adoption of this accounting pronouncement may have on its financial statements.

On August 28, 2018, the FASB issued the ASU 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”. The update is related to the disclosure requirements on fair value measurements, which removes, modifies or adds certain disclosures. The guidance is effective for annual and interim reporting periods beginning after December 15, 2019, with early adoption permitted. The Company is assessing the effects that the adoption of this accounting pronouncement may have on its financial statements.